Leases - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Feb. 01, 2015	Feb. 02, 2014	Feb. 03, 2013	Feb. 02, 2001	Aug. 02, 2015
Leases Disclosure [Line Items]
Rent expense for operating leases	$ 61,174	$ 54,450	$ 50,561
Contingent rentals	3,310	2,858	$ 2,620
Operating leases future minimum payments due	662,060				$ 732,126
Completed sale/leaseback cash proceed				$ 24,774
Notes receivable due from the lessors	2,651	$ 2,936		$ 6,750
Thirteen Lease Agreements [Member]
Leases Disclosure [Line Items]
Operating leases future minimum payments due	$ 19,603
Minimum [Member]
Leases Disclosure [Line Items]
Interest rate on notes	7.00%
Maximum [Member]
Leases Disclosure [Line Items]
Interest rate on notes	7.50%